INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in affiliated companies	A. Investment in affiliated companies
	US dollars
	December 31,
(in thousands)	2021	2020
Bringg	500	700
Lumax	357	208
Cellutrack	28	-
	885	908